Financial and capital risk management (Details 4) - Foreign Exchange And Interest Rate Derivatives [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Foreign exchange notional amount	$ 11,490	$ 6,574
Foreign exchange financial settlement inflows	(549)	$ 664
Later Than One Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	(147)
Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	(137)
Later Than Three Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	$ (265)